Accounts and Other Receivables and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts and Other Receivables and Other Assets
7. Accounts and Other Receivables and Other Assets
The following table summarizes the components of accounts and other receivables and other assets as of June 30, 2021 and December 31, 2020:

Receivables	June 30, 2021	December 31, 2020
Accounts receivable	$1,181,033	$949,714
Straight-line rent receivable	2,069,543	1,954,662
Interest receivable	403,073	325,602
Allowance for doubtful accounts	(218,437)	(155,519)

Total accounts and other receivables, net	$3,435,212	$3,074,459

Other assets	June 30, 2021	December 31, 2020
Deposits	$472,380	$474,306
Prepaid expenses	595,624	545,441
Capitalized fees, net	97,894	86,000

Total other assets	$1,165,898	$1,105,747

7. Accounts and Other Receivables and Other Assets
The following table summarizes the components of accounts and other receivables and other assets as of December 31, 2020 and 2019:

Receivables	December 31, 2020	December 31, 2019
Accounts receivable	$949,714	$1,097,446
Straight-line rent receivable	1,954,662	407,475
Interest receivable	325,602	264,525
Allowance for doubtful accounts	(155,519)	—

Total accounts and other receivables, net	$3,074,459	$1,769,446

Other assets	December 31, 2020	December 31, 2019
Deposits	$474,306	$500,000
Prepaid expenses	545,441	70,625
Interest rate cap	86,000	—

Total other assets	$1,105,747	$570,625